Related party disclosures (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party disclosures [Line Items]
Current payables to related parties	$ 606,000	$ 475,000
Ajay Europe S.A.R.L [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Currency	Euro
Current payables to related parties	$ 50	0
Covalent Lithium Pty Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Australia
Currency	Australian dollar
Current payables to related parties	$ 324,000	232,000
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Currency	Dollar
Current payables to related parties	$ 0	243,000
Ajay North America LLC.[Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Currency	Dollar
Current payables to related parties	$ 232	$ 0